Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

                                         November 25, 2020

Re:	AQR Funds

Registration Statement on Form N-14

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) with respect to seven separate fund reorganizations, as further described in the Registration Statement. As designated on the facing sheet of the Registration Statement, it is proposed that this filing will become effective on December 30, 2020 pursuant to Rule 488 under the 1933 Act.

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (202) 636-5806.

Very truly yours,

Ryan P. Brizek

CC:	H.J. Wilcox, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.

David Blass, Esq.

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